Stock-Based Compensation (Summary Of Performance Stock Unit Activity) (Details) - 12 months ended May. 31, 2015 - Performance stock units - $ / shares shares in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	310
Units granted (shares)	140
Units vested (shares)	(210)
Units canceled (shares)	(240)
Performance unit adjustment (shares)	380
Outstanding end of period (shares)	380
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 49.55
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	44.95
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	48.35
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	47.86
Performance unit adjustment, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	49.26
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 65.54